Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2015

Collection Period	Jul-15	30/360 Days	30	Collection Period Start	1-Jul-15
Distribution Date	17-Aug-15	Actual/360 Days	33	Collection Period End	31-Jul-15
				Prior Month Settlement Date	15-Jul-15
				Current Month Settlement Date	17-Aug-15

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,330,906,953.89	93,787,788.59	82,697,093.56	0.063511
Yield Supplement Overcollaterization		28,823,603.60	487,334.22	399,563.30
Total Adjusted Portfolio		1,302,083,350.29	93,300,454.37	82,297,530.26
Total Adjusted Securities		1,302,083,350.29	93,300,454.37	82,297,530.26	0.063205
Class A-1 Notes	0.40817%	293,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.74000%	487,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.95000%	370,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.24000%	100,000,000.00	41,217,104.08	30,214,179.97	0.302142
Certificates	0.00000%	52,083,350.29	52,083,350.29	52,083,350.29	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	0.00	0.00	-	-
Class A-4 Notes	11,002,924.11	42,591.01	110.0292411	0.4259101
Certificates	0.00	0.00	-	-
Total Securities	11,002,924.11	42,591.01

I. COLLECTIONS

Interest:
Interest Collections		204,578.68
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		204,578.68

Principal:
Principal Collections		10,992,850.26
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		10,992,850.26

Recoveries of Defaulted Receivables		122,632.79
Servicer Advances		0.00

Total Collections		11,320,061.73

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	22,569	93,300,454.37
Total Principal Payment		11,002,924.11
	21,252	82,297,530.26

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2015

III. DISTRIBUTIONS

Total Collections	11,320,061.73
Reserve Account Draw	0.00
Total Available for Distribution	11,320,061.73

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	78,156.49
Servicing Fee Paid	78,156.49
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00

Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	42,591.01

Class A-4 Notes Monthly Interest Paid	42,591.01
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2015

Total Note Monthly Interest
Total Note Monthly Interest Due	42,591.01
Total Note Monthly Interest Paid	42,591.01
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	11,199,314.23

4. Total Monthly Principal Paid on the Notes	11,002,924.11

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	11,002,924.11
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	196,390.12
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	196,390.12

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,255,208.38
Required Reserve Account Amount	3,255,208.38
Beginning Reserve Account Balance	3,255,208.38
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,255,208.38

Required Reserve Account Amount for Next Period	3,255,208.38

VI. POOL STATISTICS

Weighted Average Coupon	2.66%
Weighted Average Remaining Maturity	14.72

Principal Recoveries of Defaulted Receivables	122,632.79
Principal on Defaulted Receivables	97,844.77
Pool Balance at Beginning of Collection Period	93,787,788.59
Net Loss Ratio	-0.32%

Net Loss Ratio for Second Preceding Collection Period	-0.32%
Net Loss Ratio for Preceding Collection Period	-0.58%
Net Loss Ratio for Current Collection Period	-0.32%
Average Net Loss Ratio	-0.41%

Cumulative Net Losses for all Periods	5,425,920.79

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2015

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,328,129.29	274
61-90 Days Delinquent	302,765.32	72
91-120 Days Delinquent	40,180.37	16
Total Delinquent Receivables:	1,671,074.98	362
61+ Days Delinquencies as Percentage of Receivables	0.41%	0.41%

Delinquency Ratio for Second Preceding Collection Period		0.36%
Delinquency Ratio for Preceding Collection Period		0.39%
Delinquency Ratio for Current Collection Period		0.41%
Average Delinquency Ratio		0.39%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO